Balance sheet details - Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses:
Accrued professional services		$ 1,953	$ 1,534
Accrued compensation and related benefits		1,108	1,211
Other accruals		318	147
Other current liabilities:
Other payroll expenses		175	291
Customer deposit		21	0
Current portion of equipment financing		39	0
Total accrued expenses and other current liabilities		3,614	3,183
DWave System [Member]
Accrued expenses:
Accrued professional services	$ 6,026	1,953
Accrued compensation and related benefits	1,859	1,108
Other accruals	205	318
Other current liabilities:
Other payroll expenses	149	175
Customer deposit	21	21
Current portion of equipment financing	35	39
Total accrued expenses and other current liabilities	$ 8,295	$ 3,614	$ 3,183